OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
OTHER EQUITY INSTRUMENTS	32. OTHER EQUITY INSTRUMENTS

			Group
	Interest rate		2024	2023
	%	Next call date	£m	£m
AT1 securities:
- £500m Perpetual Capital Securities	6.75	June 2024	—	496
- £500m Perpetual Capital Securities	6.30	March 2025	500	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	750
- £400m Perpetual Capital Securities	8.75	Sept 2029	400	—
			1,860	1,956
AT1 securities
The AT1 securities issued by the Company were subscribed for by its immediate parent company, Santander UK Group Holdings plc. The AT1 securities are perpetual and pay a quarterly distribution. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group, or the Company (calculated on a solo basis), fall below 7%.
All AT1 securities are redeemable at the option of the Company, and only with the consent of the PRA.